Property, Plant and Equipment (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 30, 2012	Dec. 31, 2011
Cost	$ 5,354,872	$ 5,251,553	$ 5,251,553	$ 4,820,159
Accumulated depreciation	(2,754,956)	(2,287,928)	(2,287,928)	(1,441,672)
Net book value	2,599,916	2,963,625	2,963,625	3,378,487
Furniture and fixtures [Member]
Cost	20,854	20,854	20,854	20,854
Accumulated depreciation	(11,824)	(10,334)	(10,334)	(7,355)
Net book value	9,030	10,520	10,520	13,499
Computers and equipment [Member]
Cost	28,075	15,171	15,171	45,370
Accumulated depreciation	(11,598)	(10,129)	(10,129)	(33,800)
Net book value	16,477	5,042	5,042	11,570
Land [Member]
Cost	30,000	30,000	30,000	30,000
Accumulated depreciation	0	0	0	0
Net book value	30,000	30,000	30,000	30,000
Site improvements [Member]
Cost	2,925,731	2,925,731	2,925,731	2,925,731
Accumulated depreciation	(1,732,742)	(1,459,137)	(1,459,137)	(911,898)
Net book value	1,192,989	1,466,594	1,466,594	2,013,833
Site equipment [Member]
Cost	1,826,617	1,736,202	1,736,202	1,274,609
Accumulated depreciation	(816,864)	(653,759)	(653,759)	(388,769)
Net book value	1,009,753	1,082,443	1,082,443	885,840
Vehicles [Member]
Cost	23,595	23,595	23,595	23,595
Accumulated depreciation	(23,595)	(21,236)	(21,236)	(16,517)
Net book value	0	2,359	2,359	7,078
Building [Member]
Cost	500,000	500,000	500,000	500,000
Accumulated depreciation	(158,333)	(133,333)	(133,333)	(83,333)
Net book value	$ 341,667	$ 366,667	$ 366,667	$ 416,667